Details of deductible temporary differences, tax losses and unused tax credits not recognized in the deferred income tax assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Abstract]
Deductible temporary differences	₩ 444,426	₩ 426,718